United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—93.6%
		Australian Dollar—1.7%
		State/Provincial—1.7%
1,000,000		Queensland Treasury Corp., Series 21, 5.50%, 6/21/2021	$911,397
		British Pound—14.2%
		Finance - Automotive—1.5%
500,000		Rolls-Royce Holdings PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 6/18/2026	815,514
		Insurance—3.3%
1,100,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	1,753,165
		Retailers—1.6%
400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	842,211
		Sovereign—7.8%
215,000		Treasury Group Ltd., 4.25%, 3/7/2036	435,523
400,000		United Kingdom, Government of, 1.75%, 9/7/2022	624,149
1,600,000		United Kingdom, Government of, 2.75%, 9/7/2024	2,677,412
250,000		United Kingdom, Government of, 3.25%, 1/22/2044	447,177
		TOTAL	4,184,261
		TOTAL BRITISH POUND	7,595,151
		CANADIAN DOLLAR—2.2%
		Sovereign—2.2%
1,450,000		Canada, Government of, 1.50%, 6/1/2023	1,196,572
		DANISH KRONE—0.8%
		Mortgage Banks—0.2%
584,961		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	96,757
		Sovereign—0.6%
1,700,000		Denmark, Government of, 4.00%, 11/15/2019	306,991
		TOTAL DANISH KRONE	403,748
		EURO—39.3%
		Brewing—2.6%
1,000,000		Heineken NV, Series EMTN, 3.50%, 3/19/2024	1,363,157
		Finance - Automotive—1.2%
530,000		BMW Finance N.V., Series EMTN, 3.25%, 1/14/2019	659,074
		Oil & Gas—2.5%
1,000,000		BP Capital Markets PLC, Series EMTN, 2.972%, 2/27/2026	1,312,851
		Sovereign—28.1%
750,000		Austria, Government of, Sr. Unsecd. Note, 0.25%, 10/18/2019	850,459
740,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	1,034,702
210,000		Belgium, Government of, 3.00%, 9/28/2019	267,307
570,000		Belgium, Government of, 2.25%, 6/22/2023	738,119
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,965,164
1,800,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	2,535,671
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,579,404
790,000		France, Government of, 3.50%, 4/25/2026	1,149,543
724,000		France, Government of, 4.25%, 10/25/2023	1,076,859
1,025,000		France, Government of, 4.50%, 4/25/2041	1,958,175
885,000	[1,2]	Netherlands, Government of, 1.75%, 7/15/2023	1,110,862

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
260,000	[1,2]	Obrigacoes Do Tesouro, Sr. Unsecd. Note, 2.875%, 10/15/2025	$319,348
100,000	[1,2]	Obrigacoes Do Tesouro, Sr. Unsecd. Note, 4.10%, 2/15/2045	142,423
240,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	274,114
		TOTAL	15,002,150
		Telecommunications & Cellular—2.3%
1,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, Series EMTN, 2.242%, 5/27/2022	1,221,608
		Utilities—2.6%
1,100,000		Iberdrola International BV, Sr. Unsecd. Note, Series EMTN, 2.50%, 10/24/2022	1,372,218
		TOTAL EURO	20,931,058
		JAPANESE YEN—34.5%
		Banking—9.7%
50,000,000		Asian Development Bank, 2.35%, 6/21/2027	512,810
250,000,000		KFW, 2.05%, 2/16/2026	2,485,133
250,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.85%, 4/12/2017	2,159,563
		TOTAL	5,157,506
		Finance—1.6%
97,000,000		General Electric Capital Corp., Series MTN, 2.00%, 2/22/2017	840,189
		Sovereign—23.2%
61,000,000		Italy, Government of, Sr. Unsecd. Note, 3.70%, 11/14/2016	532,752
183,000,000		Japan, Government of, 0.80%, 6/20/2023	1,601,387
330,000,000		Japan, Government of, Sr. Unsecd. Note, 0.20%, 6/20/2019	2,775,120
193,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	1,846,456
290,000,000		Japan, Government of, Sr. Unsecd. Note, 1.90%, 12/20/2028	2,820,630
285,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 3/20/2027	2,826,309
		TOTAL	12,402,654
		TOTAL JAPANESE YEN	18,400,349
		SWEDISH KRONA—0.9%
		Sovereign—0.9%
3,700,000		Sweden, Government of, 3.00%, 7/12/2016	462,657
		TOTAL BONDS (IDENTIFIED COST $51,773,127)	49,900,932
		PURCHASED PUT OPTION—0.0%
5,748,000		Bank of America Merrill Lynch CAD Put / NOK Call, Strike Price $6.00 Expiration Date 3/4/2015 (IDENTIFIED COST $11,011)	24
		INVESTMENT COMPANIES—3.1%[3]
271,520	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	271,520
143,924		Federated Project and Trade Finance Core Fund	1,351,450
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,701,602)	1,622,970
		TOTAL INVESTMENTS (IDENTIFIED COST $53,485,740)[5]	51,523,926
		OTHER ASSETS AND LIABILITIES - NET—3.3%[6]	1,764,670
		TOTAL NET ASSETS—100%	$53,288,596
The average notional value of purchased options held by the Fund throughout the period was $3,854. This is based on amounts held as of each month-end throughout the three-month fiscal period.

As of February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/30/2015	JPMorgan	1,700,000 EUR	$2,110,374	($207,232)
3/30/2015	JPMorgan	320,000 EUR	$378,589	($20,350)
3/30/2015	JPMorgan	2,900,000 NOK	2,977,441 SEK	$20,686
3/30/2015	JPMorgan	2,900,000 NOK	2,968,818 SEK	$21,720
3/30/2015	JPMorgan	2,900,000 NOK	2,967,381 SEK	$21,893
3/30/2015	JPMorgan	$2,500,000	291,197,450 JPY	$64,659
3/30/2015	JPMorgan	$2,300,000	270,870,471 JPY	$34,658
3/30/2015	JPMorgan	$1,100,000	129,792,284 JPY	$14,522
3/30/2015	JPMorgan	$868,000	102,416,344 JPY	$11,472
3/30/2015	JPMorgan	$582,000	67,976,413 JPY	$13,500
3/30/2015	JPMorgan	$200,000	1,505,700 SEK	$19,334
3/30/2015	Morgan Stanley	3,600,000 AUD	342,190,800 JPY	($54,353)
3/30/2015	Morgan Stanley	1,000,000 EUR	9,089,320 NOK	($65,075)
3/30/2015	Morgan Stanley	1,200,000 EUR	$1,364,628	($21,234)
3/30/2015	Morgan Stanley	1,200,000 EUR	$1,364,628	($21,234)
4/15/2015	Bank of America	1,400,000 CAD	16,587,200 MXN	$11,647
4/15/2015	Bank of America	1,000,000 CAD	11,923,000 MXN	$3,311
4/15/2015	Bank of America	1,000,000 CAD	11,902,500 MXN	$4,680
4/15/2015	Bank of America	2,600,000 EUR	$2,984,176	($72,950)
4/15/2015	Bank of America	3,200,000 NZD	286,352,000 JPY	$13,686
4/15/2015	Bank of America	18,300,000 SEK	259,537,920 JPY	$25,103
4/15/2015	Bank of America	$3,000,000	44,467,500 MXN	$30,977
4/15/2015	Barclays	2,000,000 CAD	12,183,900 NOK	$11,448
4/15/2015	Barclays	500,000 EUR	790,425 SGD	($19,411)
4/15/2015	Barclays	4,725,000 EUR	$5,355,599	($65,006)
4/15/2015	BNY Mellon	1,500,000 EUR	201,079,500 JPY	($2,480)
4/15/2015	BNY Mellon	$2,400,000	2,117,840 EUR	$28,650
4/15/2015	BNY Mellon	$2,400,000	28,004,940 ZAR	$18,541
4/15/2015	JPMorgan	2,200,000 AUD	2,299,770 NZD	($17,064)
4/15/2015	JPMorgan	2,100,000 EUR	1,610,845 GBP	($134,692)
4/15/2015	JPMorgan	1,800,000 EUR	243,615,492 JPY	($22,384)
4/15/2015	JPMorgan	1,000,000 EUR	133,613,770 JPY	$2,021
4/15/2015	JPMorgan	2,117,840 EUR	$2,399,586	($28,235)
4/15/2015	JPMorgan	2,000,000 EUR	$2,368,684	($129,279)
4/15/2015	JPMorgan	1,443,000 EUR	$1,651,125	($35,394)
4/15/2015	JPMorgan	1,000,000 EUR	$1,138,855	($19,153)
4/15/2015	JPMorgan	1,600,000 GBP	$2,416,309	$53,020
4/15/2015	JPMorgan	1,300,000 GBP	$2,020,624	($14,294)
4/15/2015	JPMorgan	1,300,000 GBP	$2,002,919	$3,411
4/15/2015	JPMorgan	3,780,000 NZD	$2,830,352	$15,308
4/15/2015	JPMorgan	1,890,000 NZD	$1,412,814	$10,017
4/15/2015	JPMorgan	1,890,000 NZD	$1,412,814	$10,017
4/15/2015	JPMorgan	1,322,835 SGD	114,981,052 JPY	$7,620
4/15/2015	JPMorgan	$2,000,000	2,407,328 CAD	$75,604
4/15/2015	JPMorgan	$1,800,000	210,469,734 JPY	$39,417
4/15/2015	Morgan Stanley	1,500,000 AUD	143,001,600 JPY	($27,404)
4/15/2015	Morgan Stanley	3,400,000 AUD	$2,655,638	($6,344)
4/15/2015	Morgan Stanley	6,800,000 SEK	96,851,448 JPY	$5,889
4/15/2015	Morgan Stanley	6,800,000 SEK	96,695,048 JPY	$7,197

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased: (continued)
4/15/2015	Morgan Stanley	1,357,165 SGD	117,856,238 JPY	$8,728
4/15/2015	Morgan Stanley	1,320,000 SGD	114,199,800 JPY	$12,077
4/15/2015	Morgan Stanley	$2,700,000	320,962,500 JPY	$15,144
4/15/2015	Morgan Stanley	$2,700,000	3,661,956 SGD	$16,340
Contracts Sold:
3/30/2015	JPMorgan	1,700,000 EUR	$2,112,166	$209,025
3/30/2015	JPMorgan	320,000 EUR	$393,522	$35,284
3/30/2015	JPMorgan	2,900,000 NOK	3,006,865 SEK	($17,155)
3/30/2015	JPMorgan	2,900,000 NOK	3,006,865 SEK	($17,155)
3/30/2015	JPMorgan	2,900,000 NOK	3,006,865 SEK	($17,155)
3/30/2015	JPMorgan	$2,550,000	304,787,552 JPY	($1,003)
3/30/2015	JPMorgan	$2,500,000	298,375,150 JPY	($4,631)
3/30/2015	JPMorgan	$2,300,000	271,547,246 JPY	($28,998)
3/30/2015	JPMorgan	$200,000	1,659,304 SEK	($903)
3/30/2015	Morgan Stanley	3,600,000 AUD	341,974,800 JPY	$52,546
3/30/2015	Morgan Stanley	1,200,000 EUR	1,720,986 AUD	($1,285)
3/30/2015	Morgan Stanley	1,000,000 EUR	9,084,700 NOK	$64,472
3/30/2015	Morgan Stanley	1,200,000 EUR	$1,365,084	$21,690
3/30/2015	Morgan Stanley	1,200,000 EUR	$1,364,406	$21,012
3/30/2015	Morgan Stanley	930,000 EUR	$1,067,259	$26,128
4/15/2015	Bank of America	1,400,000 CAD	16,473,800 MXN	($19,218)
4/15/2015	Bank of America	1,000,000 CAD	11,917,500 MXN	($3,679)
4/15/2015	Bank of America	1,000,000 CAD	11,917,500 MXN	($3,679)
4/15/2015	Bank of America	2,600,000 EUR	$2,972,424	$61,198
4/15/2015	Bank of America	3,200,000 NZD	284,432,000 JPY	($29,746)
4/15/2015	Bank of America	12,305,172 SEK	175,209,904 JPY	($11,082)
4/15/2015	Bank of America	5,994,828 SEK	85,812,060 JPY	($1,607)
4/15/2015	Barclays	2,000,000 CAD	12,179,400 NOK	($12,034)
4/15/2015	Barclays	500,000 EUR	798,315 SGD	$25,193
4/15/2015	Barclays	4,725,000 EUR	$5,329,233	$38,640
4/15/2015	Barclays	$3,000,000	44,973,600 MXN	$2,814
4/15/2015	BNY Mellon	1,500,000 EUR	200,209,500 JPY	($4,798)
4/15/2015	BNY Mellon	$2,400,000	28,001,280 ZAR	($18,853)
4/15/2015	HSBC	$2,000,000	2,393,600 CAD	($86,578)
4/15/2015	JPMorgan	1,100,000 AUD	1,174,580 NZD	$27,123
4/15/2015	JPMorgan	1,100,000 AUD	1,157,310 NZD	$14,122
4/15/2015	JPMorgan	2,100,000 EUR	1,601,462 GBP	$120,211
4/15/2015	JPMorgan	1,800,000 EUR	241,876,476 JPY	$7,837
4/15/2015	JPMorgan	1,000,000 EUR	135,974,350 JPY	$17,725
4/15/2015	JPMorgan	2,000,000 EUR	$2,389,830	$150,425
4/15/2015	JPMorgan	2,000,000 EUR	$2,294,557	$55,153
4/15/2015	JPMorgan	1,443,000 EUR	$1,634,960	$19,230
4/15/2015	JPMorgan	1,750,000 GBP	$2,694,901	($5,928)
4/15/2015	JPMorgan	1,600,000 GBP	$2,426,830	($42,499)
4/15/2015	JPMorgan	1,300,000 GBP	$2,019,211	$12,881
4/15/2015	JPMorgan	1,300,000 GBP	$2,000,009	($6,320)
4/15/2015	JPMorgan	3,780,000 NZD	$2,828,706	($16,954)
4/15/2015	JPMorgan	1,890,000 NZD	$1,406,538	($16,292)
4/15/2015	JPMorgan	1,890,000 NZD	$1,405,215	($17,615)
4/15/2015	JPMorgan	$752,727	88,151,266 JPY	($15,341)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold: (continued)
4/15/2015	JPMorgan	$589,091	69,251,171 JPY	($9,804)
4/15/2015	JPMorgan	$458,182	53,687,808 JPY	($9,082)
4/15/2015	Morgan Stanley	1,500,000 AUD	144,669,000 JPY	$41,352
4/15/2015	Morgan Stanley	3,400,000 AUD	$2,651,048	$1,754
4/15/2015	Morgan Stanley	6,800,000 SEK	96,691,580 JPY	($7,226)
4/15/2015	Morgan Stanley	6,800,000 SEK	96,091,480 JPY	($12,246)
4/15/2015	Morgan Stanley	4,000,000 SGD	346,384,000 JPY	($33,888)
4/15/2015	Morgan Stanley	$952,941	113,677,306 JPY	($2,029)
4/15/2015	Morgan Stanley	$2,700,000	22,604,400 SEK	$12,703
4/15/2015	Morgan Stanley	$2,700,000	3,659,850 SGD	($17,883)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$214,581
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,388,781 and $1,475,197, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional value of futures contracts held by the Fund throughout the period was $946,074. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $2,881,449, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $2,881,449, which represented 5.4% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At February 28, 2015, the cost of investments for federal tax purposes was $53,737,486. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $2,213,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $846,563 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,060,123.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$49,900,932	$—	$49,900,932
Purchased Put Option	24	—	—	24
Investment Companies	271,520	1,351,450[1]	—	1,622,970
TOTAL SECURITIES	$271,544	$51,252,382	$—	$51,523,926
OTHER FINANCIAL INSTRUMENTS[2]	$—	$214,581	$—	$214,581
1	Federated Project and Trade Finance Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015